SHARE BASED COMPENSATION (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 28, 2021	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Share-based compensation expense		$ 0	$ 0	$ 1,086,231
2020 Equity Incentive Plan [Member]
Purchase of ordinary shares	3,500,000
Share-based compensation expense		$ 1,086,231